INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Schedule of Amortized Cost, Allowance for Credit Losses, Gross Unrealized Appreciation/(Depreciation) and Fair Value of Fixed Maturity Securities
The tables below present the amortized cost, allowance for credit losses, gross unrealized appreciation/(depreciation) (“URA(D)”) and fair value of fixed maturity securities - available for sale for the periods indicated:

	At December 31, 2025
(Dollars in millions)	Amortized Cost	Allowance for Credit Losses	Unrealized Appreciation	Unrealized Depreciation	Fair Value
Fixed maturity securities - available for sale
U.S. Treasury securities and obligations of
U.S. government agencies and corporations	$845	$—	$4	$(19)	$830
Obligations of U.S. states and political subdivisions	45	—	—	(4)	41
Corporate securities	9,913	(54)	206	(183)	9,882
Asset-backed securities	5,094	(14)	14	(17)	5,077
Mortgage-backed securities
Agency commercial	404	—	9	(2)	412
Non-agency commercial	1,151	—	4	(33)	1,121
Agency residential	5,544	—	82	(161)	5,465
Non-agency residential	1,689	—	32	(1)	1,721
Foreign government securities	2,400	—	36	(64)	2,371
Foreign corporate securities	7,535	—	253	(135)	7,653
Total fixed maturity securities - available for sale	$34,620	$(68)	$640	$(619)	$34,573
(Some amounts may not reconcile due to rounding.)

	At December 31, 2024
(Dollars in millions)	Amortized Cost	Allowance for Credit Losses	Unrealized Appreciation	Unrealized Depreciation	Fair Value
Fixed maturity securities - available for sale
U.S. Treasury securities and obligations of
U.S. government agencies and corporations	$688	$—	$5	$(24)	$669
Obligations of U.S. states and political subdivisions	75	—	—	(5)	70
Corporate securities	7,288	(35)	57	(299)	7,010
Asset-backed securities	5,994	—	28	(39)	5,982
Mortgage-backed securities
Agency commercial	—	—	—	—	—
Non-agency commercial	965	—	1	(66)	900
Agency residential	5,205	—	13	(287)	4,931
Non-agency residential	1,291	—	9	(11)	1,289
Foreign government securities	2,330	—	13	(147)	2,196
Foreign corporate securities	6,099	—	42	(279)	5,861
Total fixed maturity securities - available for sale	$29,934	$(36)	$167	$(1,157)	$28,908
(Some amounts may not reconcile due to rounding.)
The following tables show amortized cost, allowance for credit losses, gross URA(D) and fair value of fixed maturity securities - held to maturity for the periods indicated:

	At December 31, 2025
(Dollars in millions)	Amortized Cost	Allowance for Credit Losses	Unrealized Appreciation	Unrealized Depreciation	Fair Value
Fixed maturity securities - held to maturity
Corporate securities	$166	$(2)	$7	$(1)	$169
Asset-backed securities	328	(3)	5	(8)	322
Mortgage-backed securities
Commercial	—	—	—	—	—
Foreign corporate securities	79	(1)	6	—	84
Total fixed maturity securities - held to maturity	$573	$(6)	$18	$(9)	$576
(Some amounts may not reconcile due to rounding.)

	At December 31, 2024
(Dollars in millions)	Amortized Cost	Allowance for Credit Losses	Unrealized Appreciation	Unrealized Depreciation	Fair Value
Fixed maturity securities - held to maturity
Corporate securities	$177	$(2)	$5	$(4)	$175
Asset-backed securities	484	(4)	5	(8)	477
Mortgage-backed securities
Commercial	21	—	—	—	21
Foreign corporate securities	84	(1)	4	—	86
Total fixed maturity securities - held to maturity	$765	$(8)	$14	$(12)	$759
(Some amounts may not reconcile due to rounding.)

Schedule of Amortized Cost and Fair Value of Fixed Maturity Securities, by Contractual Maturity
The amortized cost and fair value of fixed maturity securities - available for sale are shown in the following table by contractual maturity. As the stated maturity of such securities may not be indicative of actual maturities, the totals for mortgage-backed and asset-backed securities are shown separately.

	At December 31, 2025		At December 31, 2024
(Dollars in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Fixed maturity securities - available for sale
Due in one year or less	$1,440	$1,405	$1,116	$1,080
Due after one year through five years	10,746	10,819	8,774	8,480
Due after five years through ten years	6,722	6,781	4,764	4,523
Due after ten years	1,830	1,772	1,826	1,723
Asset-backed securities	5,094	5,077	5,994	5,982
Mortgage-backed securities
Agency commercial	404	412	—	—
Non-agency commercial	1,151	1,121	965	900
Agency residential	5,544	5,465	5,205	4,931
Non-agency residential	1,689	1,721	1,291	1,289
Total fixed maturity securities -available for sale	$34,620	$34,573	$29,934	$28,908
(Some amounts may not reconcile due to rounding.)
The amortized cost and fair value of fixed maturity securities - held to maturity are shown in the following table by contractual maturity. As the stated maturity of such securities may not be indicative of actual maturities, the totals for mortgage-backed and asset-backed securities are shown separately.

	At December 31, 2025		At December 31, 2024
(Dollars in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Fixed maturity securities - held to maturity
Due in one year or less	$25	$25	$7	$7
Due after one year through five years	68	69	67	67
Due after five years through ten years	4	4	37	35
Due after ten years	148	155	150	152
Asset-backed securities	328	322	484	477
Mortgage-backed securities
Commercial	—	—	21	21
Total fixed maturity securities - held to maturity	$573	$576	$765	$759
(Some amounts may not reconcile due to rounding.)

Schedule of Changes in Net Unrealized Appreciation (Depreciation) for Company's Investments
The changes in net URA(D) for the Company’s investments are as follows:

	Years Ended December 31,
(Dollars in millions)	2025	2024
Increase (decrease) during the period between the fair value and cost of investments carried at fair value, and deferred taxes thereon:
Fixed maturity securities - available for sale, held to maturity and short-term investments	$1,018	$(203)
Equity method investments	—	18
Change in URA(D), pre-tax	1,018	(185)
Deferred tax benefit (expense)	(164)	76
Change in URA(D), net of deferred taxes, included in shareholders’ equity	$854	$(109)
(Some amounts may not reconcile due to rounding.)

Schedule of Aggregate Fair Value and Gross Unrealized Depreciation of Fixed Maturity Securities by Security Type
The tables below display the aggregate fair value and gross unrealized depreciation of fixed maturity securities - available for sale by security type and contractual maturity, in each case subdivided according to length of time that the individual securities had been in a continuous unrealized loss position for the periods indicated:

	Duration of Unrealized Loss at December 31, 2025 by Security Type
	Less than 12 months		Greater than 12 months		Total
(Dollars in millions)	Fair Value	Gross Unrealized Depreciation	Fair Value	Gross Unrealized Depreciation	Fair Value	Gross Unrealized Depreciation
Fixed maturity securities - available for sale
U.S. Treasury securities and obligations of
U.S. government agencies and corporations	$244	$(5)	$333	$(14)	$577	$(19)
Obligations of U.S. states and political subdivisions	2	—	33	(4)	35	(4)
Corporate securities	1,370	(31)	1,990	(147)	3,360	(179)
Asset-backed securities	802	(5)	429	(12)	1,231	(17)
Mortgage-backed securities
Agency commercial	43	(1)	17	(1)	60	(2)
Non-agency commercial	288	(5)	631	(29)	919	(33)
Agency residential	234	(3)	1,755	(158)	1,990	(161)
Non-agency residential	81	—	87	—	168	(1)
Foreign government securities	260	(4)	854	(61)	1,114	(64)
Foreign corporate securities	847	(15)	1,615	(120)	2,463	(135)
Total	$4,171	$(68)	$7,745	$(547)	$11,916	$(615)
Securities where an allowance for credit loss was recorded	24	(2)	14	(2)	37	(4)
Total fixed maturity securities - available for sale	$4,194	$(70)	$7,759	$(549)	$11,953	$(619)
(Some amounts may not reconcile due to rounding.)
The tables below display the aggregate fair value and gross unrealized depreciation of fixed maturity securities - available for sale by security type and contractual maturity, in each case subdivided according to length of time that individual securities had been in a continuous unrealized loss position for the periods indicated:

	Duration of Unrealized Loss at December 31, 2024 by Security Type
	Less than 12 months		Greater than 12 months		Total
(Dollars in millions)	Fair Value	Gross Unrealized Depreciation	Fair Value	Gross Unrealized Depreciation	Fair Value	Gross Unrealized Depreciation
Fixed maturity securities - available for sale
U.S. Treasury securities and obligations of
U.S. government agencies and corporations	$80	$(1)	$398	$(23)	$478	$(24)
Obligations of U.S. states and political subdivisions	9	—	40	(5)	48	(5)
Corporate securities	2,744	(76)	2,132	(221)	4,876	(297)
Asset-backed securities	958	(20)	537	(19)	1,495	(39)
Mortgage-backed securities
Agency commercial	—	—	—	—	—	—
Non-agency commercial	53	(3)	757	(63)	810	(66)
Agency residential	2,754	(115)	1,226	(172)	3,980	(287)
Non-agency residential	654	(11)	25	—	678	(11)
Foreign government securities	851	(35)	828	(112)	1,679	(147)
Foreign corporate securities	2,484	(61)	1,785	(218)	4,269	(279)
Total	$10,587	$(323)	$7,728	$(833)	$18,315	$(1,156)
Securities where an allowance for credit loss was recorded	17	(1)	—	—	17	(1)
Total fixed maturity securities - available for sale	$10,604	$(324)	$7,728	$(833)	$18,332	$(1,157)
(Some amounts may not reconcile due to rounding.)

Schedule of Aggregate Fair Value and Gross Unrealized Depreciation of Fixed Maturity Securities by Contractual Maturity

	Duration of Unrealized Loss at December 31, 2025 by Maturity
	Less than 12 months		Greater than 12 months		Total
(Dollars in millions)	Fair Value	Gross Unrealized Depreciation	Fair Value	Gross Unrealized Depreciation	Fair Value	Gross Unrealized Depreciation
Fixed maturity securities - available for sale
Due in one year or less	$165	$(5)	$675	$(18)	$840	$(23)
Due in one year through five years	1,475	(33)	2,411	(156)	3,887	(189)
Due in five years through ten years	859	(14)	987	(99)	1,846	(112)
Due after ten years	223	(3)	752	(74)	975	(77)
Asset-backed securities	802	(5)	429	(12)	1,231	(17)
Mortgage-backed securities	646	(8)	2,490	(188)	3,137	(196)
Total	$4,171	$(68)	$7,745	$(547)	$11,916	$(615)
Securities where an allowance for credit loss was recorded	24	(2)	14	(2)	37	(4)
Total fixed maturity securities - available for sale	$4,194	$(70)	$7,759	$(549)	$11,953	$(619)
(Some amounts may not reconcile due to rounding.)

	Duration of Unrealized Loss at December 31, 2024 by Maturity
	Less than 12 months		Greater than 12 months		Total
(Dollars in millions)	Fair Value	Gross Unrealized Depreciation	Fair Value	Gross Unrealized Depreciation	Fair Value	Gross Unrealized Depreciation
Fixed maturity securities - available for sale
Due in one year or less	$138	$(5)	$544	$(34)	$682	$(39)
Due in one year through five years	3,503	(87)	2,770	(249)	6,273	(335)
Due in five years through ten years	1,850	(50)	1,382	(220)	3,232	(271)
Due after ten years	677	(32)	487	(76)	1,164	(107)
Asset-backed securities	958	(20)	537	(19)	1,495	(39)
Mortgage-backed securities	3,461	(129)	2,008	(235)	5,469	(364)
Total	$10,587	$(323)	$7,728	$(833)	$18,315	$(1,156)
Securities where an allowance for credit loss was recorded	17	(1)	—	—	17	(1)
Total fixed maturity securities - available for sale	$10,604	$(324)	$7,728	$(833)	$18,332	$(1,157)
(Some amounts may not reconcile due to rounding.)

Schedule of Components of Net Investment Income
The components of net investment income are presented in the table below for the periods indicated:

	Years Ended December 31,
(Dollars in millions)	2025	2024	2023
Fixed maturities	$1,572	$1,481	$1,153
Equity securities	4	3	3
Short-term investments and cash	169	195	140
Other invested assets
Limited partnerships	277	206	122
Other	124	104	59
Gross investment income before adjustments	2,146	1,989	1,477
Funds held interest income (expense)	26	26	10
Future policy benefit reserve income (expense)	(1)	(1)	(1)
Gross investment income	2,172	2,013	1,486
Investment expenses	48	59	53
Net investment income	$2,124	$1,954	$1,434
(Some amounts may not reconcile due to rounding.)

Schedule of Components of Net Gains (Losses) on Investments
The components of net gains (losses) on investments are presented in the table below for the periods indicated:

	Years Ended December 31,
(Dollars in millions)	2025	2024	2023
Credit allowance on fixed maturity securities	$(30)	$13	$7
Gains (losses) from fair value adjustment on public equities	(1)	(1)	—
Net realized gains (losses) from dispositions:
Fixed maturities	(112)	6	(292)
Equity securities	(1)	1	8
Other invested assets	—	(1)	—
Short-term investments	—	1	—
Total net gains (losses) from dispositions	(112)	7	(283)

Total net gains (losses) on investments	$(143)	$19	$(276)
(Some amounts may not reconcile due to rounding.)

Schedule of Roll Forward of Allowance for Credit Losses of Fixed Maturities, Available for Sale
The following tables provide a roll forward of the Company’s beginning and ending balance of allowance for credit losses for the periods indicated:

	Roll Forward of Allowance for Credit Losses - Fixed Maturities - Available for Sale
	Twelve Months Ended December 31, 2025
	Corporate Securities	Asset-Backed Securities	Foreign Corporate Securities	Total
(Dollars in millions)
Beginning balance	$(35)	$—	$—	$(36)
Credit losses on securities where credit losses were not previously recorded	(28)	(14)	—	(42)
Increases in allowance on previously impaired securities	(16)	—	—	(16)
Decreases in allowance on previously impaired securities	—	—	—	—
Reduction in allowance due to disposals	25	—	—	26

Balance, end of period	$(54)	$(14)	$—	$(68)
(Some amounts may not reconcile due to rounding.)

	Roll Forward of Allowance for Credit Losses - Fixed Maturities - Available for Sale
	Twelve Months Ended December 31, 2024
	Corporate Securities	Asset-Backed Securities	Foreign Corporate Securities	Total
(Dollars in millions)
Beginning balance	$(47)	$—	$(1)	$(48)
Credit losses on securities where credit losses were not previously recorded	(9)	—	—	(9)
Increases in allowance on previously impaired securities	—	—	—	—
Decreases in allowance on previously impaired securities	—	—	—	—
Reduction in allowance due to disposals	20	—	1	21

Balance, end of period	$(35)	$—	$—	$(36)
(Some amounts may not reconcile due to rounding.)

Schedule of Proceeds and Split Between Gross Gains and Losses, from Sales of Fixed Maturity Securities
The proceeds and split between gross gains and losses from sales of fixed maturity securities - available for sale, fixed maturities - held to maturity and equity securities are presented in the table below for the periods indicated:

	Years Ended December 31,
(Dollars in millions)	2025	2024	2023
Proceeds from sales of fixed maturity securities - available for sale	$1,571	$6,257	$3,849
Gross gains from sales	48	166	35
Gross losses from sales	(159)	(160)	(327)

Proceeds from sales of fixed maturity securities - held to maturity	$10	$—	$—
Gross gains from sales	—	—	—
Gross losses from sales	(1)	—	—

Proceeds from sales of equity securities	$56	$37	$126
Gross gains from sales	—	2	8
Gross losses from sales	(1)	(1)	—